Financial Risk Management - Capital Management - Schedule of Capital (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of derivative obligations)	$ 1,446.2		$ 1,229.4
Borrowings	7,753.0		8,814.0	$ 7,232.6
Net debt	6,306.8		7,584.6
Non-controlling interests	4,930.2		3,670.7
Total equity	$ 21,315.3		$ 17,527.3	17,907.2
Net debt/total equity	29.60%	29.60%	43.30%
Net debt/net total capital	22.80%	22.80%	30.20%
Total debt/total capital	26.70%	26.70%	33.50%
Interest coverage	10.6	10.6	1.6
Interest and preferred share dividend distribution coverage	9.4	9.4	1.4
Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of derivative obligations)	$ 1,446.2		$ 1,229.4
Borrowings	6,129.3		6,614.0
Net debt	4,683.1		5,384.6
Non-controlling interests	2,931.4		1,831.8
Total equity	$ 19,316.5		$ 15,688.4
Net debt/total equity	24.20%	24.20%	34.30%
Net debt/net total capital	19.50%	19.50%	25.60%
Total debt/total capital	24.10%	24.10%	29.70%
Interest coverage	13.0	13.0	3.3
Interest and preferred share dividend distribution coverage	11.1	11.1	2.7
Holding company
Disclosure of financial liabilities [line items]
Borrowings	$ 5,338.6		$ 5,580.6	4,117.3
Holding company | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	5,338.6		5,580.6
Insurance and reinsurance companies.
Disclosure of financial liabilities [line items]
Borrowings	790.7		1,033.4	1,039.6
Insurance and reinsurance companies. | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	790.7		1,033.4
Non-insurance companies.
Disclosure of financial liabilities [line items]
Borrowings	1,623.7		2,200.0	$ 2,075.7
Common shares
Disclosure of financial liabilities [line items]
Equity in stock	15,049.6		12,521.1
Common shares | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Equity in stock	15,049.6		12,521.1
Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	$ 1,456.0	1,335.5
Preferred shares | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Equity in stock	$ 1,335.5		$ 1,335.5